                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-8460
                                  ---------------------------------------------

             MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

           1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                                   RONALD E. ROBISON
           1221 AVENUE OF THE AMERICAS 34TH FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-221-6726
                                                   ----------------------------

Date of fiscal year end:  12/31
                        --------------------------
Date of reporting period:  6/30/03
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                                                          SEMI-ANNUAL REPORT
MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.
                                                          JUNE 30, 2003

DIRECTORS
MICHAEL BOZIC            RONALD E. ROBISON
CHARLES A. FIUMEFREDDO   EXECUTIVE VICE PRESIDENT
EDWIN J. GARN            AND PRINCIPAL EXECUTIVE
WAYNE E. HEDIEN          OFFICER
JAMES F. HIGGINS
DR. MANUEL H. JOHNSON    JOSEPH McALINDEN
JOSEPH J. KEARNS         VICE PRESIDENT
MICHAEL NUGENT
PHILIP J. PURCELL        BARRY FINK
FERGUS REID              VICE PRESIDENT

OFFICERS                 STEFANIE V. CHANG
CHARLES A. FIUMEFREDDO   VICE PRESIDENT            [MORGAN STANLEY LOGO]
CHAIRMAN OF THE BOARD

MITCHELL M. MERIN        JAMES W. GARRETT          MORGAN STANLEY
PRESIDENT                TREASURER AND CHIEF       GLOBAL OPPORTUNITY BOND FUND,
                         FINANCIAL OFFICER         INC.

                         MICHAEL LEARY
                         ASSISTANT TREASURER

                         MARY E. MULLIN
                         SECRETARY

INVESTMENT ADVISER
MORGAN STANLEY INVESTMENT MANAGEMENT INC.
1221 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10020

ADMINISTRATOR
JPMORGAN INVESTOR SERVICES
73 TREMONT STREET
BOSTON, MASSACHUSETTS 02108

CUSTODIAN
JPMORGAN CHASE BANK
270 PARK AVENUE
NEW YORK, NEW YORK 10017

STOCKHOLDER SERVICING AGENT
AMERICAN STOCK TRANSFER & TRUST COMPANY
59 MAIDEN LANE
NEW YORK, NEW YORK 10030
(800) 278-4353

LEGAL COUNSEL
CLIFFORD CHANCE US LLP
200 PARK AVENUE
NEW YORK, NEW YORK 10166

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
200 CLARENDON STREET
BOSTON, MASSACHUSETTS 02116

FOR ADDITIONAL FUND INFORMATION,
INCLUDING THE FUND'S NET ASSET VALUE PER
SHARE AND INFORMATION REGARDING THE
INVESTMENTS COMPRISING THE FUND'S
PORTFOLIO, PLEASE CALL 1-800-221-6726 OR
VISIT OUR WEBSITE AT
www.morganstanley.com/im.

                                                   MORGAN STANLEY
                                                   INVESTMENT MANAGEMENT INC.
                                                   INVESTMENT ADVISER

(C) 2003 MORGAN STANLEY

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               Overview

LETTER TO STOCKHOLDERS

PERFORMANCE

For the six months ended June 30, 2003, the Morgan Stanley Global Opportunity Bond Fund, Inc. ("the Fund") had a total return of 22.07%, compared to 17.36% for the composite benchmark comprised of 50% of the J.P. Morgan Emerging Markets Bond Global Index and 50% of the CS First Boston High Yield Index (the "Index") On June 30, 2003, the closing price of the Fund's shares on the New York Stock Exchange was $6.94, representing a 6.1% discount to the Fund's net asset value per share.

FACTORS AFFECTING PERFORMANCE

   - The emerging market debt (EMD) and high yield markets continued the strong rally in the first half of 2003 that began in October of last year. Very strong inflows throughout most of the period in both asset classes kept portfolio managers with high levels of cash as they hurried to invest the money into the rising market. These high inflows were enough to overcome a large amount of new issue supply and were aided by an improved equity market and generally good company and country fundamentals.

   - In high yield, lower quality bonds greatly outpaced higher quality bonds as CCC-rated securities returned over 30% while BB securities returned a solid, but less spectacular 12%. The industries that performed the best were utilities, telecommunications, cable and wireless communications which all returned over 30% over the past six months. In EMD, many of the more "risky" countries provided the highest returns including Brazil, Argentina, Ecuador and Uruguay.

   - For the reporting period, relative performance in the EMD portion of the portfolio was enhanced by an underweight in South Korea as well as overweights in Russia and Brazil. Relative performance was hurt by an underweight in both Ecuador and Argentina. In high yield, the performance benefited from good security selection in wireless communications, telecommications and broadcasting. On the negative side, underweights to utilities and airlines detracted from relative performance as well as our higher credit quality.

MANAGEMENT STRATEGIES

   - In high yield, our main overweights relative to the benchmark during the period were in manufacturing, chemicals and wireless communications, while our main underweights were in utilities and consumer products.

   - In the EMD portion of the portfolio, we maintained overweights in Russia, Mexico and Peru, while we have kept our main underweights in South Korea, Malaysia and Turkey.

Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
Executive Vice President and Principal Executive Officer

                                                                   July 2003

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               STATEMENT OF NET ASSETS
                               June 30, 2003 (unaudited)

STATEMENT OF NET ASSETS
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                           FACE
                                                         AMOUNT                   VALUE
                                                          (000)                   (000)
---------------------------------------------------------------------------------------
DEBT INSTRUMENTS (96.4%)
ARGENTINA (0.8%)
SOVEREIGN (0.8%)
  Republic of Argentina
    75.219%, 4/10/05                                 $      370(a),(g)       $      133
  Republic of Argentina Par Bond, 'L-GP'
    6.00%, 3/31/23                                          270(a),(g)              143
---------------------------------------------------------------------------------------
                                                                                    276
=======================================================================================
BRAZIL (8.7%)
SOVEREIGN (8.7%)
  Federative Republic of Brazil
    10.00%, 1/16/07                                         310                     319
    11.25%, 7/26/07                                         150                     156
    12.00%, 4/15/10                                       1,590                   1,656
    12.75%, 1/15/20                                         160                     165
  Federative Republic of Brazil Bond, 'C' PIK
    8.00%, 4/15/14                                          209                     184
  Federative Republic of Brazil Global Bond
    8.875%, 4/15/24                                         760                     591
    12.25%, 3/6/30                                           80                      81
---------------------------------------------------------------------------------------
                                                                                  3,152
=======================================================================================
BULGARIA (1.9%)
SOVEREIGN (1.9%)
  Republic of Bulgaria
    8.25%, 1/15/15                                          450                     531
    8.25%, 1/15/15                                          141(c)                  166
---------------------------------------------------------------------------------------
                                                                                    697
=======================================================================================
CANADA (1.5%)
CORPORATE (1.5%)
  Acetex Corp.
    10.875%, 8/1/09                                          80                      89
  Air Canada
    10.25%, 3/15/11                                         145(a),(g)               65
  Husky Oil Ltd.
    8.90%, 8/15/28                                          190(b),(d)              220
  Norske Skog Canada Ltd.
    8.625%, 6/15/11                                         110(d)                  115
  Pacifica Papers, Inc.
    10.00%, 3/15/09                                          20                      21
  Rogers Cable, Inc.
    6.25%, 6/15/13                                           50(c)                   50
---------------------------------------------------------------------------------------
                                                                                    560
=======================================================================================
CHILE (1.0%)
CORPORATE (1.0%)
  Empresa Nacional De Petroleo
    6.75%, 11/15/12                                         330(c)                  372
=======================================================================================
COLOMBIA (3.6%)
SOVEREIGN (3.6%)
  Republic of Colombia
    9.75%, 4/9/11                                    $      573              $      652
    10.00%, 1/23/12                                         260                     291
    10.50%, 7/9/10                                           80                      92
    10.75%, 1/15/13                                         110                     129
    11.75%, 2/25/20                                         100                     124
---------------------------------------------------------------------------------------
                                                                                  1,288
=======================================================================================
EL SALVADOR (0.2%)
SOVEREIGN (0.2%)
  Republic of El Salvador
    8.25%, 4/10/32                                           80                      78
=======================================================================================
FRANCE (0.3%)
CORPORATE (0.3%)
  Vivendi Universal
    9.25%, 4/15/10                                           85(c)                   97
=======================================================================================
GERMANY (0.5%)
CORPORATE (0.5%)
  Messer Griesheim Holding AG
    10.375%, 6/1/11                                  EUR    150                     194
=======================================================================================
INDONESIA (1.2%)
CORPORATE (1.2%)
  Pindo Deli Finance (Mauritius)
    10.75%, 10/1/07                                  $      990(a),(c),(g)          255
  Tjiwi Kimia Finance Mauritius Ltd.
    10.00%, 8/1/04                                          140(a),(g)               45
  Tjiwi Kimia International Global Bond
    13.25%                                                  390(a),(g)              126
---------------------------------------------------------------------------------------
                                                                                    426
=======================================================================================
IRELAND (0.4%)
CORPORATE (0.4%)
  JSG Funding plc
    10.125%, 10/1/12                                 EUR    125                     155
=======================================================================================
IVORY COAST (0.1%)
SOVEREIGN (0.1%)
  Republic of Ivory Coast Bond
    2.00%, 3/29/18                                   $      170(a),(g)               32
=======================================================================================
LUXEMBOURG (0.4%)
CORPORATE (0.4%)
  Safilo Capital International SA
    9.625%, 5/15/13                                  EUR     45(c)                   54
  Tyco International Group SA
    6.75%, 2/15/11                                   $       95                     101
---------------------------------------------------------------------------------------
                                                                                    155
=======================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               STATEMENT OF NET ASSETS
                               June 30, 2003 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

                                                           FACE
                                                         AMOUNT                   VALUE
                                                          (000)                   (000)
---------------------------------------------------------------------------------------
MEXICO (12.7%)
CORPORATE (3.0%)
  Pemex Project Funding Master Trust
    8.625%, 2/1/22                                   $      150              $      171
    9.125%, 10/13/10                                        360                     436
  Petroleos Mexicanos
    9.50%, 9/15/27                                          250                     311
  Satelites Mexicanos SA de CV 'B'
    10.125%, 11/1/04                                        360                     166
---------------------------------------------------------------------------------------
                                                                                  1,084
=======================================================================================
SOVEREIGN (9.7%)
  United Mexican States Global Bond
    8.30%, 8/15/31                                          760                     875
    9.875%, 2/1/10                                          350                     449
    10.375%, 2/17/09                                        390                     504
    11.375%, 9/15/16                                      1,165                   1,695
---------------------------------------------------------------------------------------
                                                                                  3,523
---------------------------------------------------------------------------------------
                                                                                  4,607
=======================================================================================
NETHERLANDS (0.0%)
CORPORATE (0.0%)
  KPNQwest NV
    10.00%, 3/15/12                                  EUR      1(a),(g)               --@
=======================================================================================
NIGERIA (0.6%)
SOVEREIGN (0.6%)
  Central Bank of Nigeria Par Bond
    6.25%, 11/15/20                                  $      250(f),(g)              214
=======================================================================================
PANAMA (1.5%)
SOVEREIGN (1.5%)
  Republic of Panama
    9.375%, 4/1/29                                          350                     404
    9.625%, 2/8/11                                          120                     139
---------------------------------------------------------------------------------------
                                                                                    543
=======================================================================================
PERU (2.7%)
SOVEREIGN (2.7%)
  Republic of Peru
    9.125%, 2/21/12                                         185                     197
    9.875%, 2/6/15                                          705                     774
---------------------------------------------------------------------------------------
                                                                                    971
=======================================================================================
PHILIPPINES (2.2%)
SOVEREIGN (2.2%)
  Republic of Philippines
    9.375%, 1/18/17                                         270                     296
    9.875%, 1/15/19                                         280                     309
    10.625%, 3/16/25                                        170                     198
---------------------------------------------------------------------------------------
                                                                                    803
=======================================================================================
POLAND (0.3%)
CORPORATE (0.3%)
  PTC International Finance II SA
    11.25%, 12/1/09                                  EUR     80              $      103
=======================================================================================
QATAR (0.4%)
SOVEREIGN (0.4%)
  State of Qatar
    9.75%, 6/15/30                                   $      110                     153
=======================================================================================
RUSSIA (10.7%)
SOVEREIGN (10.7%)
  Russian Federation
    5.00%, 3/31/30                                        1,615(c),(g)            1,567
    8.75%, 7/24/05                                          340                     379
    12.75%, 6/24/28                                       1,150                   1,932
---------------------------------------------------------------------------------------
                                                                                  3,878
=======================================================================================
SOUTH KOREA (0.4%)
SOVEREIGN (0.4%)
  Republic of South Korea
    4.25%, 6/1/13                                           130                     127
=======================================================================================
TUNISIA (0.2%)
SOVEREIGN (0.2%)
  Banque Centrale de Tunisie
    7.375%, 4/25/12                                          70                      82
=======================================================================================
UKRAINE (0.7%)
SOVEREIGN (0.7%)
  Ukraine Government
    11.00%, 3/15/07                                         217                     239
=======================================================================================
UNITED KINGDOM (1.1%)
CORPORATE (1.1%)
  ABB Intl Finance NV
    11.00%, 1/15/08                                  EUR     70                      81
  British Sky Broadcasting Group plc
    8.20%, 7/15/09                                   $      220(d)                  261
  Esprit Telecom Group plc
    11.00%, 6/15/08                                  EUR    233(f)                   --@
  Xerox Capital Europe plc
    5.875%, 5/15/04                                  $       60                      60
---------------------------------------------------------------------------------------
                                                                                    402
=======================================================================================
UNITED STATES (40.4%)
CORPORATE (40.4%)
  ABB Intl Finance NV
    6.75%, 6/3/04                                            25                      25
  AES Corp.
    8.875%, 2/15/11                                           9                       9
    9.00%, 5/15/15                                          100(c)                  104
    9.375%, 9/15/10                                          16                      16

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               STATEMENT OF NET ASSETS
                               June 30, 2003 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

                                                           FACE
                                                         AMOUNT                   VALUE
                                                          (000)                   (000)
---------------------------------------------------------------------------------------
UNITED STATES (CONT'D)
CORPORATE (CONT'D)
  Ahold Finance USA, Inc.
    8.25%, 7/15/10                                   $       90              $       92
  Allegheny Energy Inc
    7.75%, 8/1/05                                            35                      35
  Allied Waste North America 'B'
    8.875%, 4/1/08                                          200(d)                  217
  American Cellular Corp.
    9.50%, 10/15/09                                         175                      87
  American Tower Corp.
    6.25%, 10/15/09                                         180                     166
    9.375%, 2/1/09                                           10                      10
  AmerisourceBergen Corp.
    8.125%, 9/1/08                                          140(d)                  154
  Anthem Insurance Cos., Inc.
    9.125%, 4/1/10                                          110(c)                  138
  Apogent Technologies, Inc.
    6.50%, 5/15/13                                           40(c)                   41
  ArvinMeritor, Inc.
    8.75%, 3/1/12                                            55                      62
  AutoNation, Inc.
    9.00%, 8/1/08                                           100(d)                  111
  Avalon Cable Holdings
    0.00%, 12/1/08                                           30(e)                   29
  Avaya, Inc.
    11.125%, 4/1/09                                         120                     131
  Avecia Group plc
    11.00%, 7/1/09                                           60                      54
  Brand Services, Inc.
    12.00%, 10/15/12                                         50                      57
  BRL Universal Equipment
    8.875%, 2/15/08                                         120                     130
  C.B. Richard Ellis Services, Inc.
    11.25%, 6/15/11                                         150                     161
  CA FM Lease Trust
    8.50%, 7/15/17                                          193(c)                  213
  Calpine Corp.
    8.50%, 2/15/11                                           70(d)                   52
  Charter Communications Holdings LLC
    0.00%, 1/15/11                                          115(e),(d)               60
    0.00%, 5/15/11                                           35(e),(d)               18
    8.25%, 4/1/07                                            25                      19
    10.25%, 1/15/10                                          75                      57
    10.75%, 10/1/09                                          35                      27
  Chesapeake Energy Corp.
    8.125%, 4/1/11                                          145(d)                  156
  Citgo Petroleum Corp.
    11.375%, 2/1/11                                          45(c)                   50
  CMS Energy Corp.
    7.50%, 1/15/09                                   $       15              $       15
    8.50%, 4/15/11                                           75                      78
  Collins & Aikman Products
    10.75%, 12/31/11                                         65                      57
  CSC Holdings, Inc.
    7.25%, 7/15/08                                           20                      20
    8.125%, 7/15/09                                          95                      98
    9.875%, 2/15/13                                          30                      31
    10.50%, 5/15/16                                          20                      22
  Delhaize America, Inc.
    8.125%, 4/15/11                                         145(d)                  159
  DirecTV Holdings LLC
    8.375%, 3/15/13                                         130(c),(d)              145
  Dobson/Sygnet Communications
    10.875%, 7/1/10                                          90                      97
  Dominos, Inc.
    8.25%, 7/1/11                                            55(c)                   57
  Donnelley (R.H.) Finance Corp. I
    10.875%, 12/15/12                                        70(c)                   82
  Dynegy Holdings, Inc.
    6.875%, 4/1/11                                          120(d)                  101
  Eagle-Picher Industries, Inc.
    9.375%, 3/1/08                                           55                      51
  Echostar DBS Corp.
    9.125%, 1/15/09                                         155(d)                  173
  El Paso Energy Partners
    8.50%, 6/1/10                                            35(c)                   37
  El Paso Production Holding Co.
    7.75%, 6/1/13                                            95(c)                   95
  Encompass Services Corp.
    10.50%, 5/1/09                                           75(a),(g)               --@
  Equistar Chemicals LP
    10.125%, 9/1/08                                         110(d)                  113
    10.625%, 5/1/11                                          20(c)                   21
  Exodus Communications, Inc.
    11.625%, 7/15/10                                        176(a),(g)               11
  Fairchild Semiconductor International, Inc.
    10.375%, 10/1/07                                        100(d)                  105
  Fisher Scientific International, Inc.
    7.125%, 12/15/05                                         60                      63
    8.125%, 5/1/12                                           65(c)                   70
  Flowserve Corp.
    12.25%, 8/15/10                                          35                      41
  FMC Corp.
    10.25%, 11/1/09                                          50                      56
  Fresenius Medical Capital Trust II
    7.875%, 2/1/08                                          165                     174
  Frontier Corporation
    8.00%, 4/15/13                                           30(c)                   31

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               STATEMENT OF NET ASSETS
                               June 30, 2003 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

                                                           FACE
                                                         AMOUNT                   VALUE
                                                          (000)                   (000)
---------------------------------------------------------------------------------------
UNITED STATES (CONT'D)
CORPORATE (CONT'D)
  Gap, Inc. (The)
    6.90%, 9/15/07                                   $       35(d)           $       38
    10.55%, 12/15/08                                         50(d)                   61
  Georgia Pacific Corp.
    8.875%, 2/1/10                                          175(c),(d)              190
  Globix Corp.
    12.50%, 2/1/10                                          365(a),(g)               --@
  Globix Corp. PIK
    11.00%, 5/1/08                                           69(c)                   52
  GulfTerra Energy Partners LP
    10.625%, 12/1/12                                        125                     144
  Hanover Equipment Trust 2001 A
    8.50%, 9/1/08                                            75                      79
    8.75%, 9/1/11                                            55                      58
  Harrah's Operating Co., Inc.
    7.875%, 12/15/05                                        165(d)                  179
  HCA, Inc.
    7.58%, 9/15/25                                          130(d)                  135
    7.69%, 6/15/25                                           65                      68
  Health Net, Inc.
    8.375%, 4/15/11                                         110(d)                  134
  Hilton Hotels Corp.
    7.625%, 12/1/12                                          30                      33
    7.95%, 4/15/07                                          115(d)                  124
  Hollinger Participation Trust
    12.125%, 11/15/10                                       109(c)                  123
  Horseshoe Gaming Holding Corp., 'B'PIK
    8.625%, 5/15/09                                         190(d)                  201
  Host Mariott Corp., 'A'
    7.875%, 8/1/05                                           50                      51
  Host Mariott Corp., 'B'
    7.875%, 8/1/08                                           35                      36
  Houghton Mifflin Co.
    8.25%, 2/1/11                                            50(c)                   53
    9.875%, 2/1/13                                           40(c)                   43
  Huntsman International LLC
    10.125%, 7/1/09                                         140(d)                  134
  Interep National Radio Sales, Inc., 'B'
    10.00%, 7/1/08                                          110                      93
  Intermet Corp.
    9.75%, 6/15/09                                           95                      91
  Ipalco Enterprises Inc
    8.625%, 11/14/11                                         30                      33
  Iron Mountain, Inc.
    7.75%, 1/15/15                                           40(d)                   42
    8.625%, 4/1/13                                          130(d)                  139
  ISP Holdings, Inc., 'B'
    10.625%, 12/15/09                                $      200(d)           $      212
  iStar Financial, Inc.
    8.75%, 8/15/08                                          125                     136
  Jacuzzi Brands Inc.
    9.625%, 7/1/10                                           40(c)                   40
  Johnsondiversey Inc
    9.625%, 5/15/12                                  EUR     25                      31
    9.625%, 5/15/12                                  $      125                     140
  KB Home
    7.75%, 2/1/10                                           130(d)                  141
  Laidlaw International, Inc.
    10.75%, 6/15/11                                         105(c)                  110
  Lear Corp., 'B'
    8.11%, 5/15/09                                          125(d)                  143
  LNR Property Corp.
    7.625%, 7/15/13                                         130(c)                  131
  Lodgenet Entertaiment Corp.
    9.50%, 6/15/13                                           50                      51
  Louisiana-Pacific Corp.
    8.875%, 8/15/10                                          30                      34
    10.875%, 11/15/08                                        45(d)                   51
  Lyondell Chemical Co.
    9.50%, 12/15/08                                          60(d)                   57
    9.625%, 5/1/07                                           75(d)                   73
  Magnum Hunter Resources, Inc.
    9.60%, 3/15/12                                           65                      71
  Manitowoc Co., Inc. (The)
    10.375%, 5/15/11                                 EUR    120                     148
    10.50%, 8/1/12                                   $       10                      11
  Manor Care, Inc.
    6.25%, 5/1/13                                            25(c)                   26
    7.50%, 6/15/06                                           10                      11
    8.00%, 3/1/08                                            35                      39
    Merisant Co.
    9.50%, 7/15/13                                           50(c)                   52
  Meritage Corp.
    9.75%, 6/1/11                                            45(c)                   50
  Metaldyne Corp.
    11.00%, 6/15/12                                          70                      58
  Michael Foods, Inc.
    11.75%, 4/1/11                                          145                     167
  Millennium America, Inc.
    9.25%, 6/15/08                                           70                      75
  Monongahela Power Co.
    5.00%, 10/1/06                                          105                     104
  MSW Energy Holdings LLC
    8.50%, 9/1/10                                            20(c)                   21
  Murrin Murrin Holdings Property
    9.375%, 8/31/07                                         365(c),(f)               --@

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               STATEMENT OF NET ASSETS
                               June 30, 2003 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

                                                           FACE
                                                         AMOUNT                   VALUE
                                                          (000)                   (000)
---------------------------------------------------------------------------------------
UNITED STATES (CONT'D)
CORPORATE (CONT'D)
  Muzak LLC/Muzak Finance Corp.
    9.875%, 3/15/09                                  $       95              $       90
    10.00%, 2/15/09                                          70(c)                   73
  Nextel Communications, Inc.
    10.65%, 9/15/07                                         160(e)                  165
  Nextel Partners, Inc.
    8.125%, 7/1/11                                           25(c)                   25
    11.00%, 3/15/10                                          60                      65
  Nextmedia Operating, Inc.
    10.75%, 7/1/11                                          135(d)                  151
  NMHG Holding Co.
    10.00%, 5/15/09                                          60                      66
  Nortek Holdings, Inc.
    9.25%, 3/15/07                                           25                      26
  Northwest Pipeline Corp.
    8.125%, 3/1/10                                           20                      22
  Omnicare, Inc., 'B'
    8.125%, 3/15/11                                          55                      60
  Oregon Steel Mills, Inc.
    10.00%, 7/15/09                                          85(d)                   76
  Owens-Brockway
    8.75%, 11/15/12                                          25                      27
  Owens-Illinois, Inc.
    7.50%, 5/15/10                                          245(d)                  240
  Oxford Industries, Inc.
    8.875%, 6/1/11                                           45(c)                   47
  Park Place Entertainment Corp.
    7.875%, 12/15/05                                        145                     155
    8.875%, 9/15/08                                         110                     121
  Pegasus Communications Corp., 'B'
    9.75%, 12/1/06                                           30                      27
    12.50%, 8/1/07                                           25                      23
  Pegasus Satellite Communication PIK
    14.25%, 3/1/07                                           10(e)                    8
  PEI Holdings Inc
    11.00%, 3/15/10                                          45(c)                   50
  Penney (JC) Co., Inc.
    6.875%, 10/15/15                                         10(d)                    9
    7.60%, 4/1/07                                            15                      16
    8.00%, 3/1/10                                            55                      58
    9.00%, 8/1/12                                            45(d)                   49
  PG & E Generating Co.
    6.875%, 7/15/08                                          45(c)                   47
  Phelps Dodge Corp.
    8.75%, 6/1/11                                           140(d)                  165
  Pilgrim's Pride Corp.
    9.625%, 9/15/11                                          65                      69
  Pliant Corp.
    13.00%, 6/1/10                                           90                      85
  Primedia, Inc.
    8.875%, 5/15/11                                  $      110(d)           $      116
  Primus Telecommunications Group, Inc.
    11.25%, 1/15/09                                          85                      79
  PSEG Energy Holdings, Inc.
    7.75%, 4/16/07                                           50(a),(c),(g)           53
    8.625%, 2/15/08                                         100(d)                  107
  Qwest Corporation
    6.625%, 9/15/05                                          30                      31
  Renaissance Media Group
    10.00%, 4/15/08                                          10(e)                   10
  Rhythms NetConnections, Inc., 'B'
    13.50%, 5/15/08                                         574(a),(f),(g)           --@
    14.00%, 2/15/10                                         181(a),(f),(g)           --@
  Riverwood International Corp.
    10.875%, 4/1/08                                         105(d)                  108
  Salem Communications Holding Corp., 'B'
    9.00%, 7/1/11                                           145(d)                  156
  SBA Communications Corp.
    10.25%, 2/1/09                                           65                      60
    12.00%, 3/1/08                                          120(e)                  123
  Schuler Homes, Inc.
    9.375%, 7/15/09                                         120(d)                  136
  Smithfield Foods, Inc.
    7.625%, 2/15/08                                         160(d)                  164
    8.00%, 10/15/09                                          50                      54
  Solectron Corp. (Convertible)
    Zero Coupon, 11/20/20                                   165                      92
  Sonic Automotive Inc.
    11.00%, 8/1/08                                           50                      53
  Southern California Edison Company
    8.00%, 2/15/07                                           50(c)                   55
  Southern Natural Gas
    8.875%, 3/15/10                                          45(c)                   49
  Starwood Hotels & Resorts Worldwide, Inc.
    7.875%, 5/1/12                                          165                     181
  Station Casinos, Inc.
    8.875%, 12/1/08                                          75                      79
    9.875%, 7/1/10                                          150                     165
  Technical Olympic USA, Inc.
    9.00%, 7/1/10                                            80                      86
    10.375%, 7/1/12                                          85                      91
    10.375%, 7/1/12                                           5(c)                    5
  Tekni-Plex, Inc.
    12.75%, 6/15/10                                          50(c)                   49
  Tekni-Plex, Inc., 'B'
    12.75%, 6/15/10                                          35                      34
  Tenet Healthcare Corp.
    6.50%, 6/1/12                                            80(d)                   74
    7.375%, 2/1/13                                           45(d)                   43

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               STATEMENT OF NET ASSETS
                               June 30, 2003 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

                                                           FACE
                                                         AMOUNT                   VALUE
                                                          (000)                   (000)
---------------------------------------------------------------------------------------
UNITED STATES (CONT'D)
CORPORATE (CONT'D)
  Tesoro Petroleum Corp.
    9.00%, 7/1/08                                    $       55              $       50
    9.625%, 4/1/12                                           50                      46
  Toll Corp.
    8.25%, 2/1/11                                            95(d)                  106
  Transcont Gas PL
    8.875%, 7/15/12                                          40                      45
  Trimas Corp.
    9.875%, 6/15/12                                         165(c),(d)              170
  TRW, Inc.
    9.375%, 2/15/13                                         115(c)                  125
  UCAR Finance, Inc.
    10.25%, 2/15/12                                          90                      88
  United States Steel Corp.
    9.75%, 5/15/10                                           85                      86
  Vatel, Inc.
    12.50%, 4/15/08                                         630(a),(f),(g)           --@
  Venetian Casino Resort LLC
    11.00%, 6/15/10                                          80                      90
  Vintage Petroleum, Inc.
    8.625%, 2/1/09                                           25                      26
    9.75%, 6/30/09                                          125                     134
  Waste Management, Inc.
    7.125%, 12/15/17                                         40                      47
    7.65%, 3/15/11                                           50(d)                   60
  Williams Companies, Inc.
    7.875%, 9/1/21                                          105                     102
    9.25%, 3/15/04                                           60                      62
  WorldCom, Inc.- WorldCom Group
    8.25%, 5/15/31                                          150(a),(g)               44
  Xerox Corp.
    7.125%, 6/15/10                                         105                     105
  XO Communications, Inc.
    9.45%, 4/15/08                                          545(a),(f),(g)           --@
    10.75%, 11/15/08                                        325(a),(f),(g)           --@
    10.75%, 6/1/09                                           75(a),(f),(g)           --@
---------------------------------------------------------------------------------------
                                                                                 14,655
=======================================================================================
URUGUAY (0.2%)
SOVEREIGN (0.2%)
  Republic of Uruguay
    7.25%, 2/15/11                                           70                      56
=======================================================================================
VENEZUELA (1.7%)
SOVEREIGN (1.7%)
  Republic of Venezuela
    9.25%, 9/15/27                                          540                     400
  Republic of Venezuela Debt Conversion Bond, 'DL'
    1 .875%, 12/18/07                                $      268(b)           $      215
---------------------------------------------------------------------------------------
                                                                                    615
=======================================================================================
TOTAL DEBT INSTRUMENTS
  (Cost $34,219)                                                                 34,930
=======================================================================================

                                                         SHARES
---------------------------------------------------------------------------------------
COMMON STOCKS (0.4%)
SWEDEN (0.1%)
  Song Networks Holding AB
    ADR                                                   3,288(f),(g)               --@
  Song Networks                                           9,782(g)                   46
---------------------------------------------------------------------------------------
                                                                                     46
=======================================================================================
UNITED KINGDOM (0.0%)
  Viatel Holding (Bermuda) Ltd.                           1,937(f)                    1
---------------------------------------------------------------------------------------
UNITED STATES (0.3%)
  Globix Corp.                                            8,372(g)                   25
  Motient Corp.                                          16,412(g)                   91
  XO Communications, Inc.                                   851(g)                    6
---------------------------------------------------------------------------------------
                                                                                    122
=======================================================================================
TOTAL COMMON STOCKS
  (Cost $235)                                                                       169
=======================================================================================
PREFERRED STOCKS (1.2%)
SWEDEN (0.0%)
  Song Networks                                           1,059(b),(f)                1
---------------------------------------------------------------------------------------
UNITED STATES (1.2%)
  Crown Castle International
    Corp., PIK 12.75%                                         1                      --@
  Dobson Communications
    Corp., PIK 13.00%                                       107                     105
  Intermedia Communications,
    Inc., 'B' PIK 13.50%                                     58(a),(g)                2
  McLeod USA, Inc., 2.50%                                 1,472                      11
  Nextel Communications, Inc.,
    'D' PIK 13.00%                                           85                      90
  Paxson Communications
    Corp., PIK 13.25%                                         9                      88
  TNP Enterprises, Inc., 'D' PIK
    14.50%                                                  179                     134
  XO Communications, Inc.,
    PIK 14.00%                                            2,764(a),(g)               --@
  XO Communications, Inc., 'E'
    PIK 13.50%                                              295(a),(g)               --@
---------------------------------------------------------------------------------------
                                                                                    430
=======================================================================================
TOTAL PREFERRED STOCKS
  (Cost $905)                                                                       431
=======================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               STATEMENT OF NET ASSETS
                               June 30, 2003 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

                                                         NO. OF                   VALUE
                                                       WARRANTS                   (000)
---------------------------------------------------------------------------------------
WARRANTS (0.0%)
COLOMBIA (0.0%)
  Occidente y Caribe Celular,
    expiring 3/15/04                                     25,790(f),(g)       $       --@
---------------------------------------------------------------------------------------
NIGERIA (0.0%)
  Central Bank of Nigeria,
    expiring 11/15/20                                       250(c),(f),(g)           --@
---------------------------------------------------------------------------------------
UNITED STATES (0.0%)
  McLeod USA, Inc., expiring
    4/16/07                                               3,262(g)                    1
  SW Acquisition LP, expiring
    4/1/11                                                  220(c),(g)               --@
  XM Satellite Radio Holdings,
    Inc., expiring 3/15/10                               15,500(g)                    9
  XO Communications, Inc.,
    expiring 1/16/10                                      4,263(g)                    2
---------------------------------------------------------------------------------------
                                                                                     12
=======================================================================================
VENEZUELA (0.0%)
Republic of Venezuela,
  expiring 4/15/20                                          950(g)                   --@
---------------------------------------------------------------------------------------
TOTAL WARRANTS
  (Cost $23)                                                                         12
=======================================================================================

                                                           FACE
                                                         AMOUNT
                                                          (000)
---------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.0%)
UNITED STATES (2.0%)
REPURCHASE AGREEMENT (1.7%)
  J.P. Morgan Securities, Inc.,
    1.05%, dated 6/30/03,
    due 7/1/03 (Cost $624)                           $      624(h)                  624
=======================================================================================
U.S. TREASURY BILL (0.3%)
  United States Treasury Bill,
    0.74%, 7/17/03                                          100                     100
---------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $724)                                                                       724
=======================================================================================

                                                         AMOUNT                   VALUE
                                                          (000)                   (000)
---------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
  (Cost $36,106)                                                             $   36,266
=======================================================================================
ASSETS
  Interest Receivable                                $      753
  Due from Broker                                           437
  Receivable for Investments Sold                           311
    Other                                                     9                   1,510
=======================================================================================
LIABILITIES
  Payable For:
    Reverse Repurchase Agreements                        (5,492)
    Dividends Declared                                     (566)
    Investments Purchased                                  (546)
    Bank Overdraft                                          (38)
    Net Unrealized Loss on Foreign
      Currency Exchange Contracts                           (34)
    Directors' Fees and Expenses                            (30)
    Professional Fees                                       (29)
    Investment Advisory Fees                                (26)
    Stockholder Reporting Expenses                          (21)
    Custodian Fees                                          (10)
    Administrative Fees                                      (4)
    Other Liabilities                                        (5)                 (6,801)
=======================================================================================
NET ASSETS
  Applicable to 4,190,803 issued and
    outstanding $0.01 par value shares
    (100,000,000 shares authorized)                                          $   30,975
=======================================================================================
NET ASSET VALUE PER SHARE                                                    $     7.39
=======================================================================================
AT JUNE 30, 2003, NET ASSETS CONSISTED OF:

  Common Stock                                                               $       42
  Paid-in Capital                                                                58,302
  Undistributed (Distributions in Excess of)
    Net Investment Income                                                          (276)
  Accumulated Net Realized Gain (Loss)                                          (27,216)
  Unrealized Appreciation (Depreciation) on
    Investments, Foreign Currency Translations and
    Futures Contracts                                                               123
---------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                             $   30,975
=======================================================================================

(a) -- Security is in default.
(b) -- Variable/floating rate security - rate disclosed is as of June 30, 2003.
(c) -- 144A Security - certain conditions for public sale may exist.
(d) -- Denotes all or a portion of securities subject to repurchase under Reverse Repurchase Agreements as of June 30, 2002 - see Note A-4 to financial statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                              MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                              STATEMENT OF NET ASSETS
                              June 30, 2003 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

(e) -- Step Bond - coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2003. Maturity date disclosed is the ultimate maturity.
(f) -- Securities valued at fair value - see note A-1 to financial statements. At June 30, 2003, the Fund held $215 of fair- valued securities, representing 0.7% of net assets.
(g) -- Non-income producing.
(h) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
@ -- Value is less than $500.
EUR -- Euro
PIK -- Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.

FUTURES CONTRACTS:

  The Fund had the following futures contracts open at period end:

                                                                  NET
                           NUMBER                             UNREALIZED
                             OF        VALUE     EXPIRATION   GAIN (LOSS)
                         CONTRACTS     (000)        DATE         (000)
-------------------------------------------------------------------------
SHORT:
5 Year U.S. Treasury
        Note                   109   $  12,549     Sep-03     $        (3)
10 Year U.S. Treasury
        Note                    20       2,349     Sep-03              (1)
-------------------------------------------------------------------------
                                                              $        (4)
=========================================================================

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

The Fund had the following foreign currency exchange contract(s) open at period end:

   CURRENCY                                     IN                       NET
      TO                                     EXCHANGE                UNREALIZED
    DELIVER     VALUE        SETTLEMENT        FOR           VALUE   GAIN (LOSS)
     (000)      (000)           DATE          (000)          (000)      (000)
--------------------------------------------------------------------------------
US$       50    $      50      7/22/03      GBP     30    $    50    $        --@
GBP       30    $      50      7/22/03      US$     47    $    47    $        (3)
EUR      490    $     564      7/24/03      US$    540    $   540    $       (24)
EUR      135    $     155      7/24/03      US$    147    $   147    $        (8)
SEK      250    $      31      9/19/03      US$     32    $    32    $         1
--------------------------------------------------------------------------------
                $     850                                 $   816    $       (34)
================================================================================

                    SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY
                         CLASSIFICATION -- JUNE 30, 2003

                                                                    PERCENT
                                                          VALUE     OF TOTAL
INDUSTRY                                                  (000)    INVESTMENTS
--------------------------------------------------------------------------------
Sovereign & Emerging Markets                          $  16,746            46.2%
Cable Television                                            464             1.3
Chemicals                                                 1,080             3.0
Communications                                              723             2.0
Energy                                                    2,439             6.7
Financial                                                 1,323             3.7
Food & Beverage                                             555             1.5
Gaming                                                      901             2.5
General Industrial                                          739             2.0
Healthcare                                                1,022             2.8
Homebuilders/Building Materials                             431             1.2
Hotel & Lodging                                             514             1.4
Industrial                                                3,554             9.8
Media & Entertainment                                     1,058             2.9
Metals                                                      392             1.1
Telecommunications                                        1,219             3.4
Utilities-Electric                                          557             1.5
Other                                                     2,549             7.0
--------------------------------------------------------------------------------
                                                      $  36,266           100.0%
================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               Financial Statements

                                                                                                             SIX MONTHS ENDED
                                                                                                                JUNE 30, 2003
                                                                                                                  (UNAUDITED)
STATEMENT OF OPERATIONS                                                                                                 (000)
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest (net of $1 of foreign taxes withheld)                                                            $           1,639
  Dividends                                                                                                                 8
=============================================================================================================================
    TOTAL INCOME                                                                                                        1,647
=============================================================================================================================
EXPENSES
  Investment Advisory Fees                                                                                                144
  Interest Expense on Reverse Repos                                                                                        52
  Professional Fees                                                                                                        46
  Administrative Fees                                                                                                      18
  Stockholder Reporting Expenses                                                                                           18
  Custodian Fees                                                                                                           17
  Directors' Fees and Expenses                                                                                              3
  Other Expenses                                                                                                           26
=============================================================================================================================
    TOTAL EXPENSES                                                                                                        324
=============================================================================================================================
      NET INVESTMENT INCOME                                                                                             1,323
=============================================================================================================================
NET REALIZED GAIN (LOSS) ON:
  Investments                                                                                                          (2,170)
  Foreign Currency Transactions                                                                                           (71)
  Futures Contracts                                                                                                      (449)
=============================================================================================================================
    NET REALIZED GAIN (LOSS)                                                                                           (2,690)
=============================================================================================================================
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                                                           6,943
  Foreign Currency Translations                                                                                            18
  Futures Contracts                                                                                                        98
=============================================================================================================================
    CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                                                    7,059
=============================================================================================================================
NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                           4,369
=============================================================================================================================
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                           $           5,692
=============================================================================================================================

                                                                                        SIX MONTHS ENDED
                                                                                           JUNE 30, 2003           YEAR ENDED
                                                                                             (UNAUDITED)    DECEMBER 31, 2002
STATEMENT OF CHANGES IN NET ASSETS                                                                 (000)                (000)
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income                                                                 $          1,323    $           2,867
  Net Realized Gain (Loss)                                                                        (2,690)             (10,176)
  Change in Unrealized Appreciation (Depreciation)                                                 7,059                6,170
=============================================================================================================================
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                5,692               (1,139)
=============================================================================================================================
Distributions from and/or in excess of:
  Net Investment Income                                                                           (1,215)              (2,997)
=============================================================================================================================
Capital Share Transactions:
  Reinvestment of Distributions (2,898 shares in 2002)                                                --                   24
=============================================================================================================================
  TOTAL INCREASE (DECREASE)                                                                        4,477               (4,112)
=============================================================================================================================
Net Assets:
  Beginning of Period                                                                             26,498               30,610
=============================================================================================================================
  END OF PERIOD (INCLUDING UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT
    INCOME OF $(276) AND $(384), RESPECTIVELY)                                          $         30,975    $          26,498
=============================================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               Financial Statements

                                                                                                SIX MONTHS ENDED
                                                                                                   JUNE 30, 2003
STATEMENT OF CASH FLOWS                                                                                    (000)
----------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Proceeds from Sales and Maturities of Long-Term Investments                                   $         24,419
  Purchases of Long-Term Investments                                                                     (24,095)
  Net Increase (Decrease) in Short-Term Investments                                                          323
  Net Realized Gain (Loss) on Foreign Currency Transactions                                                  (58)
  Net Realized Gain (Loss) on Futures Contracts                                                             (449)
  Net Investment Income                                                                                    1,323
  ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
    Net (Increase) Decrease in Receivables Related to Operations                                             (40)
    Net Increase (Decrease) in Payables Related to Operations                                                  8
    Accretion/Amortization of Discounts and Premiums                                                        (168)
----------------------------------------------------------------------------------------------------------------
  Net Cash Provided by Operating Activities                                                                1,263
----------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Cash Received (Paid) for Reverse Repurchase Agreements                                                      (3)
  Cash Distributions Paid                                                                                 (1,298)
----------------------------------------------------------------------------------------------------------------
  Net Cash Used for Financing Activities                                                                   1,301)
----------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Cash                                                                            (38)
CASH AT BEGINNING OF PERIOD                                                                                   --
----------------------------------------------------------------------------------------------------------------
CASH AT END OF PERIOD                                                                           $            (38)
================================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               Financial Highlights

SELECTED PER SHARE DATA AND RATIOS

                                                 SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                                    JUNE 30, 2003  -------------------------------------------------------------
                                                      (UNAUDITED)      2002          2001         2000         1999         1998
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $   6.32      $   7.31      $   9.01     $  10.56     $   9.64     $  13.74
--------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                    0.32+         0.68+         0.95         1.19         1.15         1.23
Net Realized and Unrealized Gain (Loss) on
  Investments                                            1.04         (0.95)        (1.67)       (1.61)        0.82        (4.09)
--------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                     1.36         (0.27)        (0.72)       (0.42)        1.97        (2.86)
--------------------------------------------------------------------------------------------------------------------------------
Distributions from and/or in excess of:
  Net Investment Income                                 (0.29)        (0.72)        (0.98)       (1.13)       (1.05)       (1.18)
  Net Realized Gain                                        --            --            --           --           --        (0.06)
--------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                 (0.29)        (0.72)        (0.98)       (1.13)       (1.05)       (1.24)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $   7.39      $   6.32      $   7.31     $   9.01     $  10.56     $   9.64
================================================================================================================================
PER SHARE MARKET VALUE, END OF PERIOD                $   6.94      $   5.87      $   7.06     $   7.75     $   8.38     $   8.31
================================================================================================================================
TOTAL INVESTMENT RETURN:
  Market Value                                          23.28%**      (7.03)%        3.51%       5.05%        12.88%      (29.20)%
  Net Asset Value (1)                                   22.07%**      (3.33)%       (7.82)%     (3.14)%       22.73%      (21.57)%
================================================================================================================================
RATIOS, SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (THOUSANDS)                $ 30,975      $ 26,498      $ 30,610     $ 37,662     $ 44,164     $ 40,294
--------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                  2.24%*        2.87%         3.61%        3.03%        2.60%        2.59%
Ratio of Expenses Excluding Interest Expense to
  Average Net Assets                                     1.88%*        2.15%         2.12%        1.91%        2.08%        2.03%
Ratio of Net Investment Income to Average
  Net Assets                                             9.17%*       10.23%        11.49%       11.53%       11.53%       10.13%
Portfolio Turnover Rate                                    70%**        101%          122%         163%         125%         266%
--------------------------------------------------------------------------------------------------------------------------------

(1) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a stockholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
+    Per share amounts are based on average shares outstanding.
*    Annualized
**   Not Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               June 30, 2003 (unaudited)

NOTES TO FINANCIAL STATEMENTS

     Morgan Stanley Global Opportunity Bond Fund, Inc. (the "Fund") was incorporated in Maryland on March 31, 1994, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's primary objective is to produce high current income and as a secondary objective to seek capital appreciation through investments primarily in high yield bonds and emerging market debt securities.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: In valuing the Fund's assets, all listed securities for which market quotations are readily available are valued at the last sale price on the valuation date, or if there was no sale on such date, at the mean between the current bid and asked prices or the bid price if only bid quotations are available. Securities which are traded over-the-counter are valued at the mean of the current bid and asked prices obtained from reputable brokers. Securities may be valued by independent pricing services. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Short-term securities which mature in 60 days or less are valued at amortized cost. For all other securities and investments for which market values are not readily available, including restricted securities, and where prices determined in accordance with the aforementioned procedures are not reflective of fair market value, values are determined in good faith, under fair valuation procedures adopted by the Board of Directors, although actual calculations may be done by others.

2. REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements under which the Fund lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities (collateral), with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

3. REVERSE REPURCHASE AGREEMENTS: The Fund may enter into reverse repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund's liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Statement of Net Assets.

     At June 30, 2003, the Fund had reverse repurchase agreements outstanding with Lehman Brothers and Salomon Smith Barney as follows:

                                                                MATURITY IN
                                                                  LESS THAN
LEHMAN BROTHERS AGREEMENT                                          365 DAYS
---------------------------------------------------------------------------
Value of Securities Subject to Repurchase                      $    645,000
Liability Under Reverse Repurchase Agreement                   $    646,000
Weighted Average Days to Maturity                                        14

                                                                MATURITY IN
                                                                  LESS THAN
SALOMON SMITH BARNEY AGREEMENT                                     365 DAYS
---------------------------------------------------------------------------
Value of Securities Subject to Repurchase                      $  4,811,000
Liability Under Reverse Repurchase Agreement                   $  4,846,000
Weighted Average Days to Maturity                                        38

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               June 30, 2003 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

     The weighted average daily balance of reverse repurchase agreements outstanding during the six months ended June 30, 2003, was approximately $5,098,000 at a weighted average interest rate of 1.69%.

4. FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

     - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

     - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

     Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to securities transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

     Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Net Assets. The change in net unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

     A significant portion of the Fund's net assets consist of securities of issuers located in emerging markets or which are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than U.S. securities. In addition, emerging market securities may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty.

The Fund may use derivatives to achieve its investment objectives. The Fund may engage in transactions in futures contracts on foreign currencies, stock indices, as well as in options, swaps and structured notes. Consistent with the Fund's investment objectives and policies, the Fund may use derivatives for non-hedging as well as hedging purposes.

Following is a description of derivative instruments that the Fund has utilized and their associated risks:

5. FOREIGN CURRENCY EXCHANGE CONTRACTS: The Fund may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and, in certain situations, to gain exposure to a foreign currency. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

6. SECURITIES SOLD SHORT: The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Fund is obligated to replace the borrowed securities at their

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               June 30, 2003 (unaudited)

NOTES TO FINANCIAL STATEMENTS

     market price at the time of replacement. The Fund may have to pay a premium to borrow the securities as well as pay any dividends or interest payable on the securities until they are replaced. The Fund's obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid, high grade debt obligations. In addition, the Fund will either place in a segregated account with its custodian or denote on its custody records an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Fund involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

7. STRUCTURED SECURITIES: The Fund may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity of specified instruments and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. Structured Securities generally will expose the Fund to credit risks of the underlying instruments as well as of the issuer of the Structured Security. Structured Securities are typically sold in private placement transactions with no active trading market. Investments in Structured Securities may be more volatile than their underlying instruments, however, any loss is limited to the amount of the original investment.

8. FUTURES: The Fund may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash, government or other liquid securities deposited with brokers or custodians as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as ("variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations.

     The Fund may use futures contracts in order to manage its exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

9. OVER-THE-COUNTER TRADING: Securities and other derivative instruments that may be purchased or sold by the Fund are expected to regularly consist of instruments not traded on an exchange. The risk of nonperformance by the obligor on such an instrument may be greater, and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an instrument may be less than in the case of an exchange-traded instrument. In addition, significant disparities may exist between bid and asked prices for derivative instruments that are not traded on an exchange. Derivative instruments not traded on exchanges are also not subject to the same type of government regulation as exchange traded instruments, and many of the protections afforded to participants in a regulated environment may not be available in connection with such transactions.

10. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis and discounts and premiums on investments purchased are accreted or amortized in accordance with the effective yield method over their respective lives, except where collection is in doubt. Distributions to stockholders are recorded on the ex-dividend date.

B. ADVISER: Morgan Stanley Investment Management Inc. provides investment advisory services to the Fund under the

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               June 30, 2003 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

terms of an Investment Advisory and Management Agreement (the "Agreement"). Under the Agreement, the Adviser is paid a fee computed weekly and payable monthly at an annual rate of 1.00% of the Fund's average weekly net assets.

C. ADMINISTRATOR: JPMorgan Chase Bank, through its corporate affiliate J.P. Morgan Investor Services Co. (the "Administrator"), provides administrative services to the Fund under an Administration Agreement. The Administrator is paid a fee computed weekly and payable monthly at an annual rate of 0.02435% of the Fund's average weekly net assets, plus $24,000 per annum. In addition, the Fund is charged for certain out-of-pocket expenses incurred by the Administrator on its behalf.

D. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund. Custody fees are payable monthly based on assets held in custody, investment purchase and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

E. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to stockholders are recorded on the ex-dividend date.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2002 and 2001 were as follows:

        2002 DISTRIBUTIONS           2001 DISTRIBUTIONS
            PAID FROM:                   PAID FROM:
              (000)                        (000)
----------------------------   --------------------------
                   LONG-TERM                    LONG-TERM
      ORDINARY       CAPITAL        ORDINARY      CAPITAL
        INCOME          GAIN          INCOME         GAIN
---------------------------------------------------------
      $  2,997         $  --        $  4,099        $  --

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences may result in reclassifications among undistributed (distributions in excess of) net investment income, accumulated net realized gain (loss) and paid-in capital. Adjustments for permanent book-tax differences, if any, are not reflected in ending undistributed (distributions in excess of) net investment income for the purpose of calculating net investment income
(loss) per share in the financial highlights.

At December 31, 2002, the components of distributable earnings on a tax basis were as follows:

       UNDISTRIBUTED                  UNDISTRIBUTED
      ORDINARY INCOME            LONG-TERM CAPITAL GAIN
           (000)                          (000)
-------------------------------------------------------
           $     2                        $  --
-------------------------------------------------------

At June 30, 2003, the U.S. Federal income tax cost basis of investments (excluding foreign currency) was 36,106,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $160,000 of which $3,706,000 related to appreciated securities and $3,546,000 related to depreciated securities.

At December 31, 2002, the Fund had a capital loss carryforward for U.S. Federal income tax purposes of approximately $20,408,000 to offset against future capital gains of which $10,810,000 will expire on December 31, 2006, $1,956,000 will expire on December 31, 2007, $1,037,000 will expire on December 31, 2009 and $6,605,000 wil expire on December 31, 2010. To the extent that capital gains are offset, such gains will not be distributed to stockholders.

Net capital and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2002, the Fund deferred to January 1, 2003, for U.S. Federal income tax purposes, post-October capital losses of $3,950,000 and post-October currency losses of $102,000.

F. OTHER: For the six months ended June 30, 2003, the Fund made purchases and sales totaling $23,871,000 and $24,767,000 respectively, of investments other than long-term U.S. Government securities and short-term investments. There

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               June 30, 2003 (unaudited)

NOTES TO FINANCIAL STATEMENTS

were no purchases or sales of long-term U.S. Government securities.

A significant portion of the Fund's total investments consist of U.S. high yield securities rated below investment grade. Investments in high yield securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher-rated securities.

Emerging market and high yield investments are often traded by one market maker who may also be utilized by the Fund to provide pricing information used to value such securities. The amounts which will be realized upon disposition of the securities may differ from the value reflected on the Statement of Net Assets and the differences could be material.

Each Director of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Directors' Deferred Compensation Plan (the "Plan"). Under the Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred portions are treated, based on an election by the Director, as if they were either invested in the Fund's shares or invested in U.S. Treasury Bills, as defined under the Plan. At June 30, 2003, the deferred fees payable, under the Plan, totaled $30,000 and are included in Payable for Directors' Fees and Expenses on the Statement of Net Assets. The deferred portion of Directors' Fees and Expenses shown on the Statement of Operations is impacted by fluctuations in the market value of the investments selected by each Director. For the six months ended June 30, 2003, Directors' Fees and Expenses were increased by $3,000 due to these fluctuations.

On June 17, 2003, the Board of Directors declared a distribution of $0.135 per share, derived from net investment income, payable on July 15, 2003, to stockholders of record on June 30, 2003.

PROPOSAL:

     1. To elect the following Directors, effective July 31, 2003:

                                  VOTES IN         VOTES
                                  FAVOR OF        AGAINST
                               -----------------------------
1) Michael Bozic                 3,698,031        105,761

2) Charles A. Fiumefreddo        3,698,031        105,761

3) Edwin J. Garn                 3,698,031        105,761

4) Wayne E. Hedien               3,698,031        105,761

5) James F. Higgins              3,698,031        105,761

6) Dr. Manuel H. Johnson         3,698,031        105,761

7) Philip J. Purcell             3,698,031        105,761

Also effective July 31, 2003, John D. Barrett II, Thomas P. Ger-rity, Gerard E. Jones, Vincent R. McLean, C. Oscar Morong, Jr. and William G. Morton, Jr. have resigned from the Board of Directors.

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

   Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), each stockholder will be deemed to have elected, unless American Stock Transfer & Trust Company (the "Plan Agent") is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in Fund shares.

   Dividend and capital gain distributions will be reinvested on the reinvestment date in full and fractional shares. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value. If net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

   The Plan Agent's fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant's account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant's behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although stockholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

   In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder's name and held for the account of beneficial owners who are participating in the Plan.

   Stockholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and stockholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:

Morgan Stanley Global Opportunity Bond Fund, Inc.
American Stock Transfer & Trust Company
Dividend Reinvestment and Cash Purchase Plan
59 Maiden Lane
New York, New York 10030
1-800-278-4353

ITEM 2.  CODE OF ETHICS.  Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable for semi-annual reports.

ITEM 6.  [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable for semi-annual reports.

ITEM 8.  [RESERVED.]
ITEM 9.  CONTROLS AND PROCEDURES.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

ITEM 10.  EXHIBITS.

(a) Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Morgan Stanley Global Opportunity Bond Fund, Inc.

By:      Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    August 19, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    August 19, 2003

By:      James W. Garrett
Name:    James W. Garrett
Title:   Principal Financial Officer
Date:    August 19, 2003